IN-PROCESS RESEARCH AND DEVELOPMENT AND DEFERRED TAX LIABILITY (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Mar. 31, 2023
IfrsStatementLineItems [Line Items]
In-process research and development	$ 34,761	$ 81,683
Deferred tax liability	1,549	13,195
I M M 60 I O X Melanoma Lung Cancers [Member]
IfrsStatementLineItems [Line Items]
In-process research and development	10,968	36,181
I M M 65 I O X Melanoma Lung Cancers [Member]
IfrsStatementLineItems [Line Items]
In-process research and development		21,709
I O X [Member]
IfrsStatementLineItems [Line Items]
In-process research and development	10,968	57,890
Oncomer Saugatuck D N A Aptamers [Member]
IfrsStatementLineItems [Line Items]
In-process research and development	178	178
Tarus Adenosine Receptors [Member]
IfrsStatementLineItems [Line Items]
In-process research and development	22,723	22,723
Tarus Adenosine Receptors 1 [Member]
IfrsStatementLineItems [Line Items]
In-process research and development	420	420
Tarus Adenosine Receptors 2 [Member]
IfrsStatementLineItems [Line Items]
In-process research and development	472	472
Tarus [Member]
IfrsStatementLineItems [Line Items]
In-process research and development	$ 23,615	$ 23,615